Schedule of effective tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	$ 2,400,896	$ 1,222,399	$ 1,665,622
U.S. federal statutory rate, percent	21.00%	21.00%	21.00%
State and local income taxes, net of federal benefit	$ 800,909	$ 407,777	$ 555,207
State and local income taxes, net of federal benefit, percent	7.00%	7.00%	7.00%
Tax rate differential outside of U.S.	$ (1,152,160)	$ (506,156)	$ (392,061)
Tax rate differential outside of U.S., percent	(10.10%)	(8.60%)	(4.90%)
Change in valuation allowance	$ (1,962,095)	$ (993,753)	$ (1,627,630)
Change in valuation allowance, percent	(17.20%)	(17.10%)	(20.50%)
Tax effect of capitalized software development costs deduction	$ (134,955)	$ (126,649)	$ (16,260)
Tax effect of capitalized software development costs deduction, percent	(1.10%)	(2.20%)	(0.20%)
Tax effect of deferred offering costs deduction		$ (88,049)	$ (79,157)
Tax effect of deferred offering costs deduction, percent		(1.50%)	(1.00%)
Tax effect of non- deductible expenditure	$ (92,381)	$ (28,755)	$ (140,943)
Tax effect of non-deductible expenditure, percent	(0.80%)	(0.50%)	(1.80%)
Tax effect of non- taxable income	$ 36,170	$ 54,963	$ 1,983
Tax effect of non- taxable income, percent	0.30%	0.90%	0.00%
Total tax provision and effective tax rate	$ (103,616)	$ (58,223)	$ (33,239)
Total tax provision and effective tax rate, percent	(0.90%)	(1.00%)	(0.40%)